Material Accounting Policies	12 Months Ended
Jan. 31, 2025
Material Accounting Policies

2. Material Accounting Policies

(a)	Basis of Compliance

These consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) and interpretations of the IFRS Interpretations Committee (“IFRIC”).

These consolidated financial statements were approved by the Board of Directors and authorized for issue on May 29, 2025.

(b)	Basis of Measurement and Presentation

These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value and are presented in Canadian dollars.

(c)	Basis of Consolidation

Subsidiaries

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company.  Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

Subsidiaries are fully consolidated from the date on which the Company obtains control and continue to be consolidated until the date that such control ceases. The financial statements of the subsidiaries are prepared for the same period as the parent company, using consistent accounting policies. The Company has consolidated the assets, liabilities, revenues and expenses of its subsidiaries after the elimination of inter-company transactions and balances.

The consolidating entities include:

	% of ownership	Jurisdiction

BetterLife Pharma Inc.	Parent	Canada
MedMelior Inc.	91%	Canada
Blife Therapeutics Inc.	100%	Canada
Altum S1M US Corp. (dissolved July 2022)	91%(1)	U.S.A.
BetterLife Pharma US Inc. (dissolved April 2024)	100%	U.S.A.
Thrudermic, LLC (dissolved June 2022)	100%	U.S.A.
Altum Pharma (Australia) Pty Ltd.	91%(1)	Australia
Altum Pharmaceuticals (HK) Limited	91%(1)	Hong Kong

(1)	Wholly-owned subsidiaries of MedMelior Inc.

Non-controlling interests

Non-controlling interests (“NCI”) represents the non-controlling shareholders’ portion of the net assets and net loss of MedMelior Inc. and its wholly-owned subsidiaries. Changes to the Company’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(d)	Use of Estimates and Judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The following are the critical judgments and estimates that management have made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements:

Research and development

Judgement is used to determine if expenditures for research and development will generate probable future economic benefits for capitalization. If an entity cannot demonstrate that probable future economic benefits can be generated, such expenditures are expensed.

Impairment of non-financial assets

Equipment and definite life intangible assets are tested for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. The assessment of the existence of impairment indicators or indicators for subsequent reversals of impairment, which is performed at least annually, is based on various internal and external factors and involves management’s judgment.  Indefinite life intangible assets, including goodwill, are tested for impairment annually. For the purposes of determining the recoverable amount, assets are aggregated into cash generating units (“CGUs”) based on an assessment of the lowest level which there are separately identifiable cash inflows. The determination of individual CGUs is based on management’s judgement regarding shared infrastructure, geographical proximity and similar exposure to market risk. The recoverable amount is the greater of an asset’s fair value less costs of disposal and its value in use. In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and risks specific to the asset. An impairment loss is recognized for the value by which the asset’s carrying value exceeds its recoverable amount.

Accounts payables, provisions and contingent liabilities

Judgment is required in estimating interest and penalties on the Company’s aged accounts payables.  Judgement is used to estimate consideration required to settle present legal obligations and takes into account the risks and uncertainties surrounding the obligation and probability of future losses.

Convertible debentures

The fair value of convertible debentures requires judgement on market interest rates used to discount convertible debentures.

Functional currency

The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the respective entity operates. Such determination involves certain judgements to identify the primary economic environment. The Company reconsiders the functional currency of its subsidiaries if there is a change in events and/or conditions which determine the primary economic environment.

Determination of share-based payments

The estimation of share-based payments, including warrants, stock options and performance stock units (“PSUs”), requires the selection of an appropriate valuation model and consideration as to the inputs necessary for the valuation model chosen. The model used by the Company is the Black-Scholes valuation model at the date of the grant. The Company makes estimates as to the volatility, the forfeiture rate, the expected life, dividend yield and the time of exercise, as applicable. The expected volatility is based on the average volatility of share prices over the period of the expected life of the applicable warrants and stock options. The expected life is based on historical data. These estimates may not necessarily be indicative of future actual patterns.

The Company is required to exercise judgment on settlement of PSUs in common shares or in cash, which impacts classification and valuation of PSUs issued.

Judgement is also used to estimate share-based payments for common shares issued by MedMelior, a private entity, for services and takes into account the fair value of services received or, if fair value of services received cannot be reliably estimated, the fair value of common shares.

Proceeds from issuance of units

Proceeds from unit placements are allocated between shares and warrants issued using the residual method. Proceeds are first allocated to shares according to the quoted price of existing shares at the time of issuance, then to warrants (if applicable) according to the residual value.

Going concern

In light of the Company’s limited liquidity, the Company is required to consider its ability to continue as a going concern which requires the exercise of significant judgement.  In making this assessment, the Company prepared a cash flow forecast and considered the liquidity requirements over the next 12 months.  This forecast contains a number of significant assumptions that are subject to material uncertainty.  Despite this material uncertainty, the Company concludes that it is appropriate to continue to adopt the going concern basis of accounting as the Company is confident, based on its financing history, debt settlements in the subsequent period, as well as additional planned measures, that sufficient funds will be forthcoming.  Accordingly, management has prepared these consolidated financial statements on a going concern basis.

(e)	Foreign Currency

The Company’s presentation currency is the Canadian dollar. The functional currency of the parent entity, BetterLife Pharma Inc., and its subsidiaries, MedMelior Inc. and Blife Therapeutics Inc., is the Canadian dollar.  The functional currency of the U.S. subsidiaries, Altum S1M US Corp., BetterLife Pharma US Inc. and Thrudermic, LLC, is the U.S. dollar.  The functional currency of the Hong Kong subsidiary, Altum Pharmaceuticals (HK) Limited, is the Hong Kong dollar. The functional currency of the Australian subsidiary, Altum Pharma (Australia) Pty Ltd., is the Australian dollar.

Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of the Company and its subsidiaries at the exchange rate in effect at the transaction date.  Monetary assets and liabilities denominated in other than the functional currency are translated at the exchange rates in effect at the financial position date.  The resulting exchange gains and losses are recognized in the consolidated statements of loss and comprehensive loss. Non-monetary assets and liabilities denominated in other than the functional currency that are measured at fair value are translated to the functional currency at the exchange rate at the date that the fair value is determined. Non-monetary items that are measured in terms of historical cost in other than the functional currency are translated using the exchange rate at the date of transaction.

Foreign operations

For consolidation purposes, the assets and liabilities of foreign operations are translated to the presentation currency using the exchange rate prevailing at the financial position date.  The income and expenses of foreign operations are translated to the presentation currency using the average rates of exchange during the period.  All resulting exchange differences are recorded as other comprehensive loss and accumulated in a separate component of shareholders’ equity or deficit, described as foreign currency translation adjustment.

(f)	Financial Instruments

Financial instruments - classification and measurement

Financial Assets

The classification and measurement of financial assets is based on the Company’s business models for managing its financial assets and whether the contractual cash flows represent solely payments of principal and interest (“SPPI”). Financial assets are initially measured at fair value and are subsequently measured at either (i) amortized cost; (ii) fair value through other comprehensive income, or (iii) at fair value through profit or loss.

• Amortized cost

Financial assets classified and measured at amortized cost are those assets that are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and the contractual terms of the financial asset give rise to cash flows that are SPPI. Financial assets classified at amortized cost are measured using the effective interest method. The Company’s accounts receivable, excluding tax receivables, are classified in this category.

• Fair value through other comprehensive income (“FVTOCI”)

Financial assets classified and measured at FVTOCI are those assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and the contractual terms of the financial asset give rise to cash flows that are SPPI.

• Fair value through profit or loss (“FVTPL”)

Financial assets classified and measured at FVTPL are those assets that do not meet the criteria to be classified at amortized cost or at FVTOCI.  The Company’s cash is classified in this category.

Financial Liabilities

All financial liabilities are initially recognized at fair value plus or minus transactions costs that are directly attributable to issuing the financial liability. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL. The Company’s accounts payable and accrued liabilities, due to related parties, financial guarantee liability, convertible debentures and loans payable are measured at amortized cost.  The Company’s warrant liabilities are measured at FVTPL.

The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.  Financials assets are derecognized when the contractual rights to the cash flows from the financial asset expire or when the contractual rights to those assets are transferred.  Financial liabilities are derecognized when the obligation is discharged, cancelled or expired.

Financial instruments - impairment of financial assets

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to twelve month expected credit losses. The Company shall recognize in the consolidated statements of loss and comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

The Company classifies and discloses fair value measurements based on a three-level hierarchy:

a.	Level 1 – inputs are unadjusted quoted prices in active markets for identical assets or liabilities;
b.	Level 2 – inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly; and
c.	Level 3 – inputs for the asset or liability are not based on observable market data.

(g)	Compound Financial Instruments

Compound financial instruments issued by the Company comprise of convertible debentures that can be converted into common shares and share purchase warrants at the option of the holder, when the number of common shares and share purchase warrants are fixed and do not vary with changes in fair value.

The liability component of compound financial instruments is initially recognized at the fair value of a similar liability that does not have an equity conversion option.  The equity component is initially recognized at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component.  Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method.  The equity component of a compound financial instrument is not remeasured.

Interest related to the financial liability is recognized in the consolidated statements of loss and comprehensive loss.  On conversion, the financial liability, along with the equity component recognized initially, is reclassified to equity and no gain or loss is recognized.

(h)	Cash and Cash Equivalents

Cash in the consolidated statement of financial position is comprised of cash and short-term deposits which have an original maturity of three months or less or are readily convertible into a known amount of cash.  At January 31, 2025 and 2024, the Company had no cash equivalents.

(i)	Provisions and Contingent Liabilities

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the consolidated statement of financial position date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount receivable can be measured reliably.

A contingent liability is a possible obligation that arises from past events and whose existence will only be confirmed by the occurrence of one or more uncertain future events not wholly within the control of the Company. It can also be a present obligation arising from past events that is not recognized because it is not probable that an outflow of economic resources will be required, or the amount of obligation cannot be measured reliably.

A contingent liability is not recognized but is disclosed in the notes to the consolidated financial statements where material.  When a change in the probability of an outflow occurs so that the outflow is probable, it will then be recognized as a provision.

(j)	Equity

Common shares

Common shares represent the amount received on the issue of common shares, less issuance costs, net of any underlying income tax benefit from these issuance costs. If common shares are issued when stock options and warrants are exercised, share capital will comprise of the compensation costs previously recorded as reserves. In addition, if common shares are issued as consideration for the acquisition of a form of non-monetary assets, they are measured at their fair value according to the quoted price on the date of issuance.

Unit placements

Proceeds from unit placements are allocated between common shares and share purchase warrants issued using the residual method. Proceeds are first allocated to common shares according to the quoted price of existing common shares at the time of issuance and any residual in the proceeds is allocated to warrants.  If the warrant is exercised, the value attributed to the warrant is transferred to share capital.

The Company may modify the terms of warrants originally granted. When modifications exist, the Company will maintain the original fair value of the warrant.

Other elements of equity

Reserves include charges related to stock options, compensation options and share purchase warrants until such stock options and share purchase warrants are exercised.

(k)	Share-based Payments

The Company grants share purchase options, restricted stock units (“RSUs”), PSUs and deferred share units (“DSUs”) under its Long-term Incentive Plan described in Note 11 to employees, consultants, directors and others providing similar services.

The fair value of share purchase options granted is measured at the grant date using an option pricing model. Subsequently, the fair value of share purchase options ultimately expected to vest is charged to operations over the vesting period.  Share purchase options granted to third parties in exchange for goods or services are measured at the fair value of the goods or services received and charged to operations over the vesting period. If the Company cannot estimate reliably the fair value of the goods or services received, the Company measures their value based on the fair value of the share purchase options granted.

The fair values of RSUs, PSUs and DSUs granted are measured at grant dates share prices and the expense is allocated over the vesting period based on the best available estimate of the number of RSUs, PSUs and DSUs expected to vest. Non-market vesting conditions are included in assumptions about the number of RSUs, PSUs and DSUs that are expected to be issued or paid. Estimates are subsequently revised if there is any indication that the number of RSUs, PSUs or DSUs expected to vest differs from previous estimates. Any cumulative adjustment prior to vesting is recognized in the current period. No adjustment is made to any expense recognized in prior period if the number of RSUs, PSUs or DSUs that are ultimately issued or paid are different to that estimated on vesting.  The accumulated charges related to RSUs, PSUs and DSUs recorded in reserves are transferred to common shares on issuance of common shares in payment of vested RSUs, PSUs and DSUs.

(l)	Comprehensive Income (Loss)

Comprehensive income or loss is the change in net assets arising from transactions and other events and circumstances from non-owner sources. Financial assets that are measured at fair value through other comprehensive income will have revaluation gains and losses included in other comprehensive income or loss until the asset is removed from the consolidated statement of financial position. Certain gains and losses on the translation of amounts between the functional and presentation currency of the Company are included in other comprehensive income or loss.  Gains and losses on translation of foreign subsidiaries are initially recognized in other comprehensive income or loss.  Accumulated other comprehensive income or loss on translation of foreign subsidiaries are reclassified from equity to deficit on disposal of the subsidiary.

(m)	Income (Loss) Per Share

The Company presents the basic and diluted earnings or loss per share data for its common shares, calculated by dividing the earnings or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted earnings or loss per share is determined by adjusting the earnings or loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares.  For the years ended January 31, 2025, 2024 and 2023, basic net loss per share equals diluted net loss per share as the Company incurred net losses during these years and the Company’s stock options and warrants were anti-dilutive.

(n)	Taxes

Tax expense comprises current and deferred tax. Income tax expense is recognized in the consolidated statements of loss and comprehensive loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

(o)	Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.  Parties are also considered to be related if they are subject to common control and may be individuals or corporate entities.  A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

(p)	Segment Reporting

The Company presents and discloses segmental information based on information that is regularly reviewed by the Chief Executive Officer and the Board of Directors. The allocation of resources between the different operating segments and the assessment of the performance of the operating segments is the responsibility of the Chief Executive Officer.

The Company has determined that it has only one operating segment: Development and commercialization of patented pharmaceuticals.